COMMITMENTS AND CONTINGENCIES (Details) - Clean Marine AS $ in Millions	Jun. 30, 2022 USD ($) vessels
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Number of vessels | vessels	6
Contractual obligation | $	$ 2.1